HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares			Value
COMMON STOCKS: 99.2%
Airlines: 3.9%
60,000		Alaska Air Group, Inc.[1]	$3,190,800
400,000		Frontier Group Holdings, Inc. [1]	3,868,000
			7,058,800

Apparel: 3.0%
165,000		On Holding AG - Class A [1]	5,445,000

Apparel & Shoe Retail: 2.0%
155,000		Shoe Carnival, Inc.	3,639,400

Automobile: 2.3%
16,000		Group 1 Automotive, Inc.	4,129,600

Banks: 6.2%
25,000		Cullen/Frost Bankers, Inc.	2,688,250
155,000		Hilltop Holdings, Inc.	4,876,300
50,000		Independent Bank Group, Inc.	1,726,500
35,000		Prosperity Bancshares, Inc.	1,976,800
			11,267,850
Building Materials: 6.1%
60,000		Eagle Materials, Inc.	11,185,200

Commercial Services: 4.4%
75,000		Lawson Products, Inc. [1]	3,904,500
60,000		Shift4 Payments, Inc. - Class A [1]	4,074,600
			7,979,100
Computers: 1.4%
100,000		NCR Corp. [1]	2,520,000

Electrical Components & Equipment: 3.1%
30,000		Encore Wire Corp.	5,577,900

Electronics: 4.0%
175,000		Kimball Electronics, Inc. [1]	4,835,250
130,000		Knowles Corp. [1]	2,347,800
			7,183,050
Entertainment: 2.1%
230,000		Cinemark Holdings, Inc. [1]	3,795,000

Food: 3.3%
80,000		Sprouts Farmers Market, Inc. [1]	2,938,400
450,000		SunOpta, Inc. [1]	3,010,500
			5,948,900
Healthcare Products: 4.5%
175,000		Bausch + Lomb Corp. [1]	3,512,250
125,000		Inmode Ltd. [1]	4,668,750
			8,181,000
Healthcare Services: 2.0%
30,000		U.S. Physical Therapy, Inc.	3,641,700

Home Builders: 3.5%
130,000		Taylor Morrison Home Corp. [1]	6,340,100

Home Furnishings: 5.1%
135,000		Ethan Allen Interiors, Inc.	3,817,800
80,000		The Lovesac Co. [1]	2,156,000
10,000		RH [1]	3,295,900
			9,269,700
Insurance: 1.0%
30,000		Goosehead Insurance, Inc. - Class A [1]	1,886,700

Iron & Steel: 5.2%
325,000		Cleveland-Cliffs, Inc. [1]	5,447,000
75,000		Commercial Metals Co.	3,949,500
			9,396,500
Leisure Time: 8.2%
25,000		Brunswick Corp.	2,166,000
200,000		Norwegian Cruise Line Holdings Ltd. [1]	4,354,000
225,000		Topgolf Callaway Brands Corp. [1]	4,466,250
140,000		Vista Outdoor, Inc. [1]	3,873,800
			14,860,050
Lodging: 1.1%
30,000		Boyd Gaming Corp.	2,081,100

Machinery - Diversified: 1.0%
10,000		Alamo Group, Inc.	1,839,100

Oil Companies Exploration & Production: 10.9%
175,000		Matador Resources Co.	9,156,000
350,000		Permian Resources Corp. - Class A	3,836,000
215,000		SM Energy Co.	6,800,450
			19,792,450
Packaging & Containers: 1.9%
140,000		Graphic Packaging Holding Co.	3,364,200

Restaurants: 1.2%
20,000		Texas Roadhouse, Inc.	2,245,600

Semiconductors: 3.1%
40,000		Diodes, Inc. [1]	3,699,600
26,000		Silicon Motion Technology Corp. - ADR	1,868,360
			5,567,960
Software: 2.0%
115,000		AppLovin Corp. - Class A [1]	2,958,950
200,000		Upland Software, Inc. [1]	720,000
			3,678,950
Sporting Goods: 1.2%
40,000		Academy Sports & Outdoors, Inc.	2,162,000

Transportation: 2.0%
47,000		Kirby Corp. [1]	3,616,650

U.S. Royalty Trusts: 2.5%
3,500		Texas Pacific Land Corp.	4,607,750

Vision Services: 1.0%
75,000		National Vision Holdings, Inc. [1]	1,821,750

TOTAL COMMON STOCKS
(Cost $115,247,566)			180,083,060

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $115,247,566)			180,083,060
Other Assets in Excess of Liabilities: 0.8%			1,375,733
TOTAL NET ASSETS: 100.0%			$181,458,793

	ADR - American Depositary Receipt
	[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Hodges Small Cap Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$180,083,060	$-	$-	$180,083,060
Total Investments in Securities	$180,083,060	$-	$-	$180,083,060